Income Taxes - Valuation Allowance Activity (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Asset, Valuation Allowance [Roll Forward]
Valuation allowance, beginning balance	$ (28,413)	$ (12,688)	$ (7,727)
Addition in current year	(25,860)	(15,725)	(4,961)
Valuation allowance, ending balance	$ (54,273)	$ (28,413)	$ (12,688)